Warrants reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	May 31, 2026	Dec. 31, 2025	Aug. 31, 2025
Warrants Reserve
Number of shares warrants exercised	34,652,309
Weighted average exercise price	$ 0.61
Cash proceeds	$ 21,000	$ 20
Broker fees	$ 1,400
Warrants expired unexercised	1,538,461
Warrants outstanding			36,190,769